Employee Benefits Expense	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Employee Benefits Expense	Employee Benefits Expense

	For the Year Ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
Wages and salaries	148,728	108,018	57,388
Social security and pension contributions	17,118	13,404	8,254
Share-based compensation	46,307	9,557	7,966
Total	212,153	130,979	73,608
Of the total employee benefits expense, $62.3 million (2020:$34.5 million, 2019: $3.7 million) has been recognized in Cost of care delivery, $6.9 million (2020: $8.8 million, 2019: $7.2 million) in Platform & application expenses, $42.9 million (2020: $53.3 million, 2019: $36.6 million) in Research & development expenses, and $100.1 million (2020: $34.4 million, 2019: $26.0 million) in Sales, general & administrative expenses.
During 2021, the Group capitalized employee costs of $34.0 million (2020: $43.0 million, 2019: $36.0 million) as development costs.
Average Staff Numbers

	For the Year Ended December 31,
	2021	2020	2019
Engineers	427	515	670
Sales & marketing	89	88	108
Finance, HR & legal	242	146	178
Clinical operations	856	586	476
Clinicians	959	773	124
	2,573	2,108	1,556